Form N-1A Supplement	Jun. 22, 2026
Corgi MSTR 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi COIN 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi GLXY 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi CIFR 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi CRCL 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi HOOD 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi BMNR 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi MARA 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi IREN 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”